S000109944 [Member] Annual Fund Operating Expenses - S000109944 [Member] - C000281114 [Member]	Oct. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]	Other expenses are based on estimated amounts for the Fund’s current fiscal year.